Intangible assets - Goodwill - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash-generating units information
Goodwill	€ 12,713	€ 12,471	€ 24,246	€ 25,466
Banco Santander (Brasil) S.A.
Cash-generating units information
Goodwill	3,219	3,109	4,388
SAM Investment Holdings Limited
Cash-generating units information
Goodwill	1,444	1,444	1,173
Santander Consumer Germany
Cash-generating units information
Goodwill	1,304	1,314	1,236
Santander Bank Polska
Cash-generating units information
Goodwill	1,095	1,104	2,427
Santander Portugal
Cash-generating units information
Goodwill	1,040	1,040	1,040
Santander España
Cash-generating units information
Goodwill	1,027	1,027	1,027
Santander Consumer USA
Cash-generating units information
Goodwill	979	904	2,143
Santander Bank, National Association
Cash-generating units information
Goodwill	643	594	1,828
Santander UK
Cash-generating units information
Goodwill	633	592	7,147
Banco Santander - Chile
Cash-generating units information
Goodwill	516	571	589
Grupo Financiero Santander (México)
Cash-generating units information
Goodwill	435	399	460
Santander Consumer Nordics
Cash-generating units information
Goodwill	224	216	496
Other companies
Cash-generating units information
Goodwill	€ 154	€ 157	€ 292